Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Charges Net
Schedule of Deferred Charges

The movement in the deferred charges, net in the accompanying consolidated balance sheets are as follows:

Dry docking
costs
Balance, January 1, 2016	$836
Additions	364
Amortization	(236)
Impairment charge	(606)
Balance, December 31, 2016	358
Amortization	(73)
Balance, December 31, 2017	285
Additions	588
Amortization	(133)
Balance, December 31, 2018	$740